AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 2016

File No. 333-198170

File No. 811-22986

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 4 ☒__

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 6	☒

ETFS TRUST

(Exact Name of Registrant as Specified in Charter)

48 Wall Street

New York, New York 10005

(Address of Principal Executive Offices, Zip Code)

212-918-4954

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

Adam Rezak ETF Securities Advisors LLC 48 Wall Street New York, New York 10005	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ETFS Trust

May 20, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC 20549

Re:	ETFS Trust
Securities Act File No. 333-198170
Investment Company Act File No. 811-22986

Ladies and Gentlemen:

On behalf of ETFS Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 4 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The purpose for this Amendment is to file exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Trust’s prospectus dated May 2, 2016, which was filed pursuant to Rule 485(b) under the 1933 Act on May 2, 2016 as Post-Effective Amendment No. 3 (Accession No. 0001387131-16-005220) to the Registration Statement, and became effective May 2, 2016.

Please direct any questions or comments to the undersigned at (212) 918-4954.

Very truly yours,

/s/ Joe Roxburgh

Joe Roxburgh

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and the state of New York, on the 20th day of May, 2016.

ETFS Trust

/s/ Graham Tuckwell*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Graham Tuckwell*	Trustee and President	May 20, 2016
Graham Tuckwell

/s/ Joe Roxburgh*	Treasurer	May 20, 2016
Joe Roxburgh

/s/ Stephen O’Grady*	Trustee	May 20, 2016
Stephen O’Grady

/s/ William M. Thomas*	Trustee	May 20, 2016
William M. Thomas

*By:	/s/ Adam Rezak
Adam Rezak (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document